Shareholders' equity	12 Months Ended
Dec. 31, 2025
Share capital [Abstract]
Shareholders' equity
Note 26—Shareholders’ equity
Issued capital
SES has a subscribed capital of EUR 696 million (2024: EUR 696 million), represented by 371,457,600 Class A shares (2024: 371,457,600 Class A shares) and 185,728,800 Class B shares (2024: 185,728,800 Class B shares) with no par value.
The movement between the opening and closing number of shares issued per class of share can be summarized as follows:

	Class A shares	Class B shares	Total shares
As at 1 January 2025	371,457,600	185,728,800	557,186,400

As at 31 December 2025	371,457,600	185,728,800	557,186,400

	Class A shares	Class B shares	Total shares
As at 1 January 2024	371,457,600	185,728,800	557,186,400

As at 31 December 2024	371,457,600	185,728,800	557,186,400

Fiduciary Deposit Receipts (‘FDRs’) with respect to Class A shares are listed on the Luxembourg Stock Exchange and on Euronext Paris. They can be traded freely and are convertible into Class A shares at any time and at no cost at the option of the holder under the conditions applicable in the Company’s articles of association and in accordance with the terms of the FDRs.
All Class B shares, other than those held by the Company as Treasury Shares, are held by the State of Luxembourg, or by Luxembourg public institutions. Dividends paid for one share of Class B equal
40% of the dividend for one share of Class A.
A shareholder, or a potential shareholder, who seeks to acquire, directly or indirectly, more than
20
%
, 33%, or 50% of the shares of the Company must inform the Chairman of the board of directors of the Company of such an intention. The Chairman of the board of directors of the Company shall forthwith inform the government of the Grand Duchy of Luxembourg of the envisaged acquisition which may be opposed by the government within three months should the government determine that such an acquisition would be against the general public interest.
In case
 of no opposition from the government, the
board will
convene an extraordinary meeting of shareholders which may decide at a majority provided for in article
450-3
of the law of 10 August 1915, as amended, regarding commercial companies, to authorize
the shareholder, or potential shareholder, to acquire more than
20
%, 33%, or 50
%
of the shares. If it is an existing shareholder of the Company, it may attend the general meeting and will be included in the count for the quorum but may not take part in the vote.
Share buyback programme
On 3 August 2023 the Company announced a share buyback programme under the authorization

given by the Annual General Meeting of shareholders held on 6 April 2023. In connection with this programme, as of 31 December 2025 the Group acquired 23,952,416 FDRs at a weighted average price of EUR 5.22 per FDR and 11,976,209 Class B shares at an average price of
EUR
2.09 per
B-share,
resulting in a total cost of the programme of EUR 150 million.
Subject to the agreement of the shareholders, the Company also purchases FDRs in connection with executives’ and employees’ share-based payment plans. At the year-end,
the Company held 2,558,176 FDRs

relating to such plans.
These FDRs are disclosed as treasury shares in the consolidated statement of financial position and are carried at acquisition cost as a deduction from equity.

	2025	2024	2023
FDRs held as at 31 December	26,510,592	27,851,115	9,615,110
Carrying value of FDRs held ( € million )	156	173	90

Class B shares held as at 31 December	11,976,209	11,976,209	—
Carrying value of Class B shares held ( € million )	25	25	—
EUR 550 million Deeply Subordinated Fixed Rate Resettable Securities
In November 2016 SES issued Deeply Subordinated Fixed Rate Resettable Securities for an amount of EUR 550 million, with a first call on 29 January 2024. The securities bear a coupon of 5.625% per annum to the first call date and were priced at 99.304% of their nominal value. Tender premium and transaction costs for this transaction amounted to EUR 8 million and were deducted from “Other reserves”.
On December 4, 2023 the Company issued a notice of redemption to holders of its EUR 550 million Deeply Subordinated Fixed Rate Resettable Securities with a call date on January 29, 2024, on which date the Company fully settled those securities.
EUR 625 million Deeply Subordinated Fixed Rate Resettable Securities
In May 2021 SES issued Deeply Subordinated Fixed Rate Resettable Securities for an amount of EUR 625 million, with a first call date on 27 August 2026. The securities bear a coupon of 2.875% per annum and were priced at 99.409% of their nominal value. Tender premium and transaction costs for this transaction amounted to EUR 26 million and were deducted from “Other reserves”.
Coupon payments in respect of the Deeply Subordinated Fixed Rate Resettable Securities occurred on 30 January 2024 (EUR 31 million),
27
 August
2024 (EUR 18 million), January
2025 (EUR
 1 million),
27 August 2025 (EUR
 15
million) and have been deducted from ‘Other reserves’.

Tax on the Perpetual Bonds coupon accrual of EUR 4 million (2024: EUR 6 million, 2023: EUR 14 million) has been credited to ‘Other reserves’.
In 2024 the Group repurchased in the open market an aggregate amount of EUR 37 million in principal amount of its EUR 625 million Deeply Subordinated Fixed Rate Resettable Securities issued on 27 May 2021. The Group’s cash outflow in respect to the repurchase amounted to EUR 35 million and the repurchase resulted in EUR 2 million gain being recorded in ‘Other reserves’.

On 23 January 2025, the Group repurchased in the open market an amount of EUR 63 million in principal amount of its EUR 625 million Deeply Subordinated Fixed Rate Resettable Securities issued on 27 May 2021

(following EUR 37 million repurchased in 2024). The Group’s cash outflow in respect to the repurchase amounted to EUR 59 million and the repurchase resulted in EUR 4 million gain being recorded in “Other reserves”. In accordance with the terms and conditions of the Securities, the purchased Securities were cancelled. Following these transactions, the outstanding principal amount of the Securities at the year-end was EUR 525 million.
The Company may, at its discretion, elect to defer all or part of any interest payment. Coupon accruals may be paid at the option of the Company in whole or in part at any time. Coupons become payable under the following circumstances: whenever the Company makes dividend payments or other distributions in respect of any junior obligations or parity obligations of the Company or the guarantor (SES Americom, Inc.); whenever the Company or the guarantor elects to redeem, repurchase or otherwise acquire any junior obligations or parity obligations; whenever the Company does not elect to defer all of the interest accrued in respect of the relevant interest period; or upon redemption or repayment of the securities.

Other reserves
In accordance with Luxembourg legal requirements, a minimum of 5% of the yearly statutory net profit of the Company is transferred to a legal reserve which is non-distributable.
This requirement is satisfied when the reserve reaches 10% of the issued share capital. As at 31 December 2025 a legal reserve of EUR 70 million (2024: EUR 70 million) is included within other reserves. Other reserves include a non-distributable
amount of EUR 181

million (2024: EUR 198

million) linked to treasury shares, and an amount of EUR 54 million (2024: EUR 54 million) representing the net worth tax reserve for 2018-2019, for which the distribution would result in the payment of net worth tax at a rate of up to 20% of the distributed reserve in accordance with Luxembourg law requirement.